CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 7,831,084	$ 6,679,024
Restricted cash	8,826,110	10,649,745
Accounts receivable, net of allowance for doubtful accounts of $1,592,467 and $7,160,782 as of December 31, 2012 and 2013	9,909,662	27,822,799
Notes receivables	15,929,627	4,631,370
Prepaid expenses and other current assets	23,870,690	23,933,967
Advances to suppliers	860,546	737,794
Inventories	10,500,256	15,135,522
Amount due from related parties	13,416,452	6,562,487
Deferred tax assets - current		358,435
Total current assets	91,144,427	96,511,143
Property, plant and equipment, net	488,504,183	677,895,274
Prepaid land use rights	30,377,493	36,157,610
Deferred tax assets		1,057,066
Other non-current assets	173,440	4,686,711
TOTAL ASSETS	610,199,543	816,307,804
Current liabilities:
Short-term borrowings, including current portion of long-term borrowings	118,870,857	120,279,760
Accounts payable	17,695,490	12,346,063
Notes payable	1,573,646	21,334,082
Advances from customers	13,217,775	29,396,238
Payables for purchases of property, plant and equipment	51,766,695	45,468,680
Accrued expenses and other current liabilities	7,461,621	7,617,455
Amount due to related parties	88,537,790	23,708,363
Income tax payable		160,480
Total current liabilities	299,123,874	260,311,121
Long-term borrowings	134,870,287	187,520,880
Long-term payables for purchase of property, plant and equipment		1,126,255
Advance from customers	11,924,121
Deferred government subsidies	26,954,700	26,472,135
Total liabilities	472,872,982	475,430,391
Commitments (Note 17)
Daqo New Energy Corp. shareholders' equity:
Ordinary shares; $0.0001 per value 500,000,000 shares authorized as of December 31, 2012 and 2013; 175,714,103 and 175,714,103 shares issued as of December 31, 2012 and 2013, respectively and 172,877,433 and 173,427,853 shares outstanding as of December 31, 2012 and 2013, respectively	17,343	17,288
Additional paid in capital	146,676,163	144,755,902
Retained earnings (accumulated losses)	(32,667,469)	38,276,015
Accumulated other comprehensive income	23,699,196	19,551,006
Treasury Stock, at cost (2,836,670 and 2,286,250 shares as of December 31, 2012 and 2013, respectively)	(398,672)	(494,928)
Total Daqo New Energy Corp. shareholders' equity	137,326,561	202,105,283
Noncontrolling interest		138,772,130
Total equity	137,326,561	340,877,413
TOTAL LIABILITIES AND EQUITY	$ 610,199,543	$ 816,307,804